INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 332	$ 331
Restricted cash	0	1,125
Trade receivables, net of provision of $1,313 for June 30, 2012 and $1,336 for December 31, 2011	3,136	3,324
Insurance claims (Note 10)	709	627
Due from related party (Note 4)	764	563
Inventories	705	603
Deferred charges - current portion	0	330
Prepayments and other	1,342	500
Vessels held for sale (Note 6)	32,792	45,272
Total current assets	39,780	52,675
Vessels, net (Note 5)	78,578	81,419
Deferred charges, net of current	2,441	886
Total non-current assets	81,019	82,305
Total Assets	120,799	134,980
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	12,006	7,958
Accrued liabilities	2,254	1,897
Due to related party	86	84
Unearned revenue	155	216
Derivative financial instruments - current portion (Note 8)	638	760
Bank loans - current portion (Note 9)	88,946	88,946
Total current liabilities	104,085	99,861
Commitments and Contingencies
SHAREHOLDERS' EQUITY:
Common stock	8	6
Additional paid-in capital	130,143	127,759
Accumulated deficit	(113,437)	(92,646)
Total shareholders' equity	16,714	35,119
Total Liabilities and Shareholders' Equity	$ 120,799	$ 134,980